INSURANCE LIABILITIES - GMDB and GMIB Liabilities and Other Policyholder's Liabilities (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Direct Liability
Balance, beginning of period	$ 8,811	$ 6,973	$ 6,973	$ 6,811	$ 6,314
Paid Guaranteed Benefits	(399)	(374)	(505)	(638)	(403)
Other changes in reserve	(283)	1,817	2,350	793	900
Balance, end of period	8,129	8,416	8,811	6,973	6,811
Previously Reported [Member]
Direct Liability
Balance, beginning of period		6,966	6,966
Balance, end of period				6,966
GMDB
Direct Liability
Balance, beginning of period	4,059	3,164	3,164	2,969	1,721
Paid Guaranteed Benefits	(291)	(272)	(354)	(357)	(313)
Other changes in reserve	755	1,070	1,249	552	1,561
Balance, end of period	4,523	3,962	4,059	3,164	2,969
GMIB
Direct Liability
Balance, beginning of period	4,752	3,802	3,802	3,842	4,593
Paid Guaranteed Benefits	(108)	(102)	(151)	(281)	(90)
Other changes in reserve	(1,038)	747	1,101	241	(661)
Balance, end of period	$ 3,606	$ 4,454	$ 4,752	$ 3,802	$ 3,842